Taxation - Operating losses carry forwards (Details) ¥ in Thousands	Jun. 30, 2022 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating losses carry forwards	¥ 473,423
Net operating losses carry forwards, expire in December 31, 2022, if unused	47,353
Net operating losses carry forwards, expire in December 31, 2023, if unused	37,678
Net operating losses carry forwards, expire in December 31, 2024, if unused	22,467
Net operating losses carry forwards, expire in December 31, 2025, if unused	17,363
Net operating losses carry forwards, expire in December 31, 2026, if unused	171,931
Net operating losses carry forwards, expire in December 31, 2027, if unused	36,549
Net operating losses carry forwards, expire in December 31, 2031, if unused	121,319
Net operating losses carry forwards, expire in December 31, 2032, if unused	¥ 19,763